Fees Summary	Jun. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,555,273,870.62
Previously Paid Amount	0.00
Total Fee Amount	1,595,783.33
Total Offset Amount	0.00
Net Fee	1,595,783.33
Narrative - Max Aggregate Offering Price	$ 11,555,273,870.62
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true